Organization and Principal Activities (Details) - Schedule of consummation of the reverse recapitalization - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of consummation of the reverse recapitalization [Abstract]
Cash	$ 2,476,198	$ 2,476,198
Prepaid expenses and other current assets	209	209
Warrant liabilities	(2,247,087)
Accrued expenses	(57,963)	(57,963)
Net assets acquired by LGHL as of June 16, 2020	$ 171,357	$ 171,357